Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Statement [Abstract]
Formation and Operating costs	$ 31,653	$ 170,609	$ 309,298	$ 258,576	$ 241,714	$ 1,294,712
Loss from operation	(31,653)	(170,609)	(309,298)	(258,576)	(241,714)	(1,294,712)
Other Income
Interest earned on marketable securities hold in the trust account	241,790	157,620	1,349	451,951	169,325	1,348,596
Net Income (Loss)	$ 210,137	$ (12,989)	$ (307,949)	$ 193,375	$ (72,389)	$ 53,884
Weighted average shares outstanding, basic	3,403,075	3,403,075	3,000,454	3,403,075	3,403,075	3,403,075
Weighted average shares outstanding, diluted	3,403,075	3,403,075	3,000,454	3,403,075	3,403,075	3,403,075
Basic net income (loss) per ordinary share	$ 0.06	$ (0.00)	$ (0.10)	$ 0.06	$ (0.02)	$ 0.02
Diluted net income (loss) per ordinary share	$ 0.06	$ (0.00)	$ (0.10)	$ 0.06	$ (0.02)	$ 0.02